Label	Element	Value
Accounting Standards Update 2014-09 [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption	us-gaap_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	$ 1,860,000
Accounting Standards Update 2014-09 [Member] | Retained Earnings [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption	us-gaap_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	1,860,000
Accounting Standards Update 2017-12 [Member] | Retained Earnings [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption	us-gaap_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	(186,000)
Cumulative Effect of New Accounting Principle in Period of Adoption	us-gaap_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	(186,000)
Accounting Standards Update 2018-02 [Member] | AOCI Attributable to Parent [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption	us-gaap_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	10,625,000
Accounting Standards Update 2018-02 [Member] | Retained Earnings [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption	us-gaap_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	$ (10,625,000)